Convertible Debt	11 Months Ended
Dec. 31, 2017
Disclosure of Convertible Debt [Abstract]
Convertible Debt
8.	Convertible Debt

Details of the Convertible Debt are as follows:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Convertible Debt – beginning of period	$42,154	$35,986
Accretion and capitalized interest	6,913	6,168
Convertible Debt – end of period	49,067	42,154
Less current portion	(49,067)	-
Non-current portion	$-	$42,154

Since October 2008, the Company has issued $25.0 million of secured convertible debentures to Glencore. The Company has provided security on these debentures covering all of the assets of PolyMet.

These debentures bear interest at twelve month U.S. dollar LIBOR plus 4.0% through July 31, 2015, twelve month U.S. dollar LIBOR plus 8.0% through December 31, 2015, and twelve month U.S. dollar LIBOR plus 15.0% beginning January 1, 2016. Interest is compounded quarterly and payable in cash or by increasing the principal amount of the debentures, at Glencore’s option. Since inception, $24.067 million of interest has been accreted and capitalized to the principal amount of the debenture. All borrowing costs were eligible for capitalization and 100% of these costs were capitalized during the eleven months ended December 31, 2017.

The due date of these debentures was the earlier of (i) March 31, 2018 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when it is prudent for PolyMet to repay the debt, on which date all principal and interest accrued to such date will be due and payable. Upon receipt of ten days notice of PolyMet’s intention to repay the debentures Glencore can exercise the Exchange Warrant and exchange the initial principal and capitalized interest into common shares of PolyMet at $1.2696 per share. Glencore has the right to exchange some or all of the debentures at any time under the same conversion terms. The Company has the right to require exchange of all of the debentures upon receipt of permits required to commence construction of NorthMet and construction finance acceptable to Glencore under the same conversion terms.

Subsequent to December 31, 2017, PolyMet and Glencore agreed to extend the maturity date of the secured convertible debt to March 31, 2019 and reduce the interest rate on the secured convertible debt. See Note 16 for additional details.